UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2004

Date of reporting period: DECEMBER 31, 2004

Item 1. Report to Shareholders
--------------------------------------------------------------------------------



                                                                  VAN ECK GLOBAL
--------------------------------------------------------------------------------

                                                       Worldwide Insurance Trust
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                                                  WORLDWIDE ABSOLUTE RETURN FUND


                               [GRAPHICS OMITTED]





                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the management team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the management team members are as of December 31, 2004, and are subject to change.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

Dear Shareholder:

The Van Eck Worldwide Absolute Return Fund produced a total return of -0.30% for the twelve months ended December 31, 2004. In comparison, the Fund's benchmark, the Salomon Smith Barney Three-Month U.S. Treasury Bill Index,(1) returned 1.24% for the same period.

The general global economy and financial markets served as a backdrop to the Fund's sub-advisers' efforts to exploit pricing disparities, market inefficiencies, anticipated securities price movements, and/or cyclical relationships. During 2004, equity and convertible securities market conditions produced a particularly challenging environment for absolute return managers, with most major market neutral and arbitrage indices returning less than 5% for the year.

MARKET AND ECONOMIC REVIEW

The Fund's major allocations are to U.S. equity market-neutral strategies. This section discusses market conditions in these instruments.

CONVERTIBLE ARBITRAGE

Higher-quality investment grade convertibles faced some headwinds during the first half of the year, as interest rates rose, equity markets produced lackluster returns, and fixed income spreads were historically tight. Convertibles are correlated to the equity market. As such, rising interest rates are not necessarily a negative for the convertibles market, because higher interest rates often mean a robust economy, a positive equity market, and an increase in implied volatility. Higher volatility usually means greater call option premiums. During the first half of the fiscal year, however, equity market volatility was at an eight-year low.

The second half of 2004 provided little relief for convertible arbitrage managers. Equity market volatility continued to decline. With the presidential election resolved in November, the economy growing at a sustained healthy pace, companies reporting in-line earnings, and record cash flow being used to pay down debt and strengthen company balance sheets, there was little hope that volatility would increase. Indeed, equity market volatility decreased 7.3% during the second half of the year, as measured by the CBOE S&P 500 Volatility Index.(2) Furthermore, new issuance of convertible securities was about half of that in 2003. Accounting pronouncements by the Financial Accounting Standard Board's Emerging Issue Task Force changed how contingent convertibles are accounted for, making it less favorable for higher grade issuers to tap the convertibles market due to the added dilution to their earnings that a contingent convertible would bring. The lone bright spot in the second half of the year was in high yield convertibles. With credit spreads tightening, these securities outperformed the market overall.

EQUITIES

For the twelve months ended December 31, 2004, all broadly watched U.S. equity indices provided positive double-digit returns. Small-capitalization stocks showed the strongest relative performance, followed by mid-capitalization and then large-capitalization stocks. The market favored the value style over the growth style of investing across all capitalization sectors, although investor preferences on stock characteristics were somewhat volatile over the period, often shifting emphasis from month to month. The international equity markets overall outperformed the broad U.S. equity markets, bolstered by the ongoing weakness of the U.S. dollar. The emerging equity markets of Latin America and Asia performed particularly well.

FUND REVIEW

As of December 31, 2004, assets were allocated to two of our eight qualified sub-advisers, Coda Capital and Analytic Investors.

CODA CAPITAL

As it has done since starting to manage a portion of the Fund's assets in July 2003, Coda Capital continued during this annual period to seek to identify and capitalize on opportunities in the market for convertible securities. Coda has traditionally focused on higher quality investment grade issues, maintaining a 60% investment grade portfolio weighting. However, given the low equity market volatility and the reduced issuance in the convertible universe during 2004, the sub-adviser found it difficult to find compelling investment grade securities. Under such conditions, Coda chose not to utilize any leverage.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------


Even with this strict investment grade code, this portion of the Fund produced positive performance, based on credit analysis, sector allocation and security selection. Improvement in credit spreads drove the majority of convertible securities' returns during the first half of 2004, with the primary beneficiary being the high-yield convertible universe. During the second half of the year, credit spreads continued to tighten, and these high yield convertible securities again added incremental returns to this portion of the Fund's relative returns.

--------------------------------------------------------------------------------
             SUB-ADVISERS                   PRIMARY ABSOLUTE RETURN STRATEGY
Analytic Investors, Inc.                     Long/short market-neutral
AXA Rosenberg Investment Management LLC      Value long/short market-neutral
Coda Capital Asset Management LLC            Convertible arbitrage
Gotham Advisors, Inc.                        Long/short
Grantham, Mayo, Van Otterloo & Co. LLC       Long/short market-neutral
Martingale Asset Management, L.P.            Long/short market-neutral
PanAgora Asset Management, Inc.              Fixed income long/short
Trinity Funds LLC                            Global macro
--------------------------------------------------------------------------------

Moving forward, Coda's mandate has been revised, based on our view that there may be profitable investment opportunities in issuers with improving earnings and cash flow. The sub-adviser will no longer be required to hold 60% in investment grade issues, will be able to take directional positions, and will employ limited leverage when deemed appropriate. While Coda intends to maintain its focus on strong credits, such changes will enable the sub-adviser to seek value regardless of agency rating. Coda may also employ a strategy of shaping market hedges based on fundamental analysis in the coming months. On a macro level, should the Federal Reserve Board increase interest rates more vigorously than the market currently anticipates in order to ward off inflationary pressures and asset bubbles, then there may be a healthy increase in equity market volatility. At the same time, credit spread widening would likely be modest given the health of company balance sheets in general. Both of these factors would be positive for the convertible arbitrage market.

ANALYTIC INVESTORS

Analytic Investors has been managing a portion of Fund assets since early September 2003. Analytic stayed true during 2004 to its long/short equity market-neutral strategy. Analytic's investment process is based on the fundamental belief that there is persistency in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long run. However, in what we believe to be an exception to the norm, investor preferences shifted rather frequently during 2004. In addition, the payoff to investor-favored stock characteristics was generally lower than historical averages. Still, Analytic emphasized quality companies throughout the annual period, such as those with higher-than-average return-on-equity and return-on-assets ratios, strong profit margins, strong sales relative to price, and positive earnings estimate revisions. Investors did generally favor these quality stocks during the year. Also, Analytic overweighted companies with strong sales and cash flow relative to price, which produced mixed results for the Fund.

During 2004, Analytic had strong stock selection within the utilities and consumer services sectors. Among the best performing stocks for this portion of the Fund was TXU Corporation (0.7% of Fund net assets as of December 31), which rallied after announcing it hired C. John Wilder, a recognized leader in the utility industry, as its new CEO. In addition, investors welcomed the company's announcement of two divestitures along with news of plans to sell a third business and refocus on its core markets. Also benefiting the Fund was only a modest exposure to Fifth Third Bancorp (short position of 0.8% of Fund net assets as of December 31), which declined after warning that fourth quarter profits would fall far short of analyst expectations. Detracting from this portion of the Fund's performance was an underweighted position in Qualcomm (0% of Fund net assets as of December 31), which advanced after raising its second quarter profit forecast based on increased demand for phones using its technology. Similarly, an underweighted position in steelmaker Nucor (short position of 0.6% of Fund net assets as of December 31), hurt relative performance after the company increased earnings expectations for its third quarter as a result of higher margins.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

Analytic intends to continue to emphasize high quality companies with strong return-on-assets and return-on-equity as well as certain companies with attractive cash flow and sales-to-price ratios. In addition, the sub-adviser intends to increase its emphasis in the coming months on companies with strong price momentum and healthy forecasted earnings growth. As interest rates continue to be historically low, Analytic further anticipates slightly increasing its emphasis on companies with higher-than-average leverage. Analytic's investment process is based on the belief that investor preferences change, but change slowly over time.

                                      * * *

Going forward, our management team intends to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles. Given our goal of capital preservation in the short term and appreciation over the long term, we will likely adjust our investment style toward the more aggressive end of the absolute return spectrum when market conditions are favorable and toward the conservative end when conditions are otherwise. As the Fund grows, we expect to diversify Fund assets further among sub-advisers and to include more directional/tactical strategies if appropriate. We also continue to investigate hedge fund index products to access a larger number of strategies and managers.

Please note that the Fund employs aggressive investment strategies and techniques and concentrates its investments such that each may be considered risky, and may not be suitable for all investors. Under normal market conditions, there will be at least three sub-advisers and from time to time there may be as few as one. At this time, assets are allocated to two of our eight qualified sub-advisers, Coda Capital and Analytic Investors. There can be no assurances that these strategies will achieve the Fund's objectives since the Fund will employ investment strategies and techniques that may be considered risky and are based upon historic assumptions and relationships that may be disrupted, or fail to materialize. Although these strategies and techniques have historically had no or low correlation to major world indices, events may occur which may cause them to become correlated. During these times, certain of the Fund's strategies may cease to function as anticipated. Please refer to the Fund's prospectus for a discussion on these and other risks. We appreciate your continued investment in the Van Eck Worldwide Absolute Return Fund, and we look forward to helping you meet your investment goals in the future.








                                [PHOTOS OMITTED]



/s/ David A. Semple         /s/ Samuel R. Halpert       /s/ Jan F. Van Eck


DAVID A. SEMPLE             SAMUEL R. HALPERT           JAN F. VAN ECK
MANAGEMENT                  MANAGEMENT                  MANAGEMENT
TEAM MEMBER                 TEAM MEMBER                 TEAM MEMBER

January 13, 2005

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE INFORMATION REFLECTS CURRENT TEMPORARY WAIVERS OF EXPENSES AND/OR FEES. HAD THE FUND INCURRED ALL EXPENSES, INVESTMENT RETURNS WOULD HAVE BEEN REDUCED. INVESTMENT RETURN AND VALUE OF SHARES OF THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DIVIDENDS AND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-826-2333.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All references to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

(1) The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

(2) The CBOE (Chicago Board Options Exchange) S&P 500 Volatility Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 Index options prices.


                         SECTOR WEIGHTING NET EXPOSURE*
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

         [The data below represent a bar chart in the printed report.]

                      Basic Materials                  -1.9%
                      Capital Goods                     4.5%
                      Conglomerates                    -0.8%
                      Consumer Cyclical                -0.8%
                      Consumer Non-Cyclical             0.7%
                      Energy                            5.1%
                      Financial                         6.6%
                      Healthcare                       -0.7%
                      Services                          1.7%
                      Technology                        2.8%
                      Transportation                    3.0%
                      Utilities                        -0.7%


----------
* NET EXPOSURE WAS CALCULATED BY ADDING LONG AND SHORT POSITIONS. PERCENTAGE OF NET ASSETS.
   PORTFOLIO IS SUBJECT TO CHANGE.

                         WORLDWIDE ABSOLUTE RETURN FUND
                       EXPLANATION OF EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Beginning            Ending            Expenses Paid
                                                                 Account Value       Account Value       During Period*
                                                                 July 1, 2004      December 31, 2004     7/1/04-12/31/04
-------------------------------------------------------------------------------------------------------------------------
Initial Class        Actual                                        $1,000.00           $1,010.30            $12.63
                     Hypothetical (5% return before expenses)      $1,000.00           $1,012.57            $12.65
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period)

                         WORLDWIDE ABSOLUTE RETURN FUND
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

THIS GRAPH COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE VAN ECK WORLDWIDE ABSOLUTE RETURN FUND MADE AT ITS INCEPTION WITH A SIMILAR INVESTMENT IN THE CITIGROUP THREE-MONTH U.S. TREASURY BILL INDEX.

             VAN ECK WORLDWIDE ABSOLUTE RETURN FUND (INITIAL CLASS) vs. Citigroup Three-Month U.S. Treasury Bill Index (unaudited)

         [The data below represent a line chart in the printed report.]

                                    Van Eck
                                   Worldwide            CG
                                    Absolute       Three-Month
                                  Return Fund     U.S. Treasury
                  Date          (Initial Class)     Bill Index
                --------        ---------------   -------------
                May-1-03             10000            10000
                  3-May              10000            10009.7
                  3-Jun              10010            10018.7
                  3-Jul               9960            10027.5
                  3-Aug               9800            10035.8
                  3-Sep               9940            10043.4
                  3-Oct              10030            10051.5
                  3-Nov              10080            10059.3
                  3-Dec              10020            10067.4
                  4-Jan               9970            10075.4
                  4-Feb              10021            10082.7
                  4-Mar              10112            10090.7
                  4-Apr              10061            10098.4
                  4-May              10000            10106.5
                  4-Jun               9889            10114.8
                  4-Jul               9919            10124.4
                  4-Aug               9889            10135.3
                  4-Sep               9980            10147.4
                  4-Oct               9909              10161
                  4-Nov               9980            10175.4
                  4-Dec               9990            10192.2

--------------------------------------------------------------------------------
                                                               One     Since
 Average Annual Total Return 12/31/04                         Year  Inception(1)
--------------------------------------------------------------------------------
 Van Eck Worldwide Absolute Return Fund (Initial Class)(1)   -0.30%   -0.06%
--------------------------------------------------------------------------------
 Citigroup Three-Month U.S. Treasury Bill Index               1.24%    1.15%
--------------------------------------------------------------------------------

(1) INCEPTION DATE FOR THE VAN ECK WORLDWIDE ABSOLUTE RETURN FUND (INITIAL CLASS) WAS 5/1/03; index returns are calculated as of the nearest month end (4/30/03).

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE INFORMATION REFLECTS CURRENT TEMPORARY WAIVERS OF EXPENSES AND/OR FEES. HAD THE FUND INCURRED ALL EXPENSES, INVESTMENT RETURNS WOULD HAVE BEEN REDUCED. INVESTMENT RETURN AND VALUE OF SHARES OF THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THESE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DIVIDENDS AND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-826-2333.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges fees and expenses for these benefits which are not reflected in this report or in the Fund's performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------
                 NO. OF                                                 VALUE
SECTOR           SHARES           SECURITIES (A)                       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS
BASIC MATERIALS: 6.2%
                  1,895   Dow Chemical Co.                            $ 93,821
                  1,725   Eastman Chemical Co.                          99,584
                    883   Georgia Pacific Corp.                         33,095
                    177   International Paper Co.                        7,434
                    610   MeadWestvaco Corp.                            20,673
                  1,625   Pactiv Corp. +                                41,096
                    577   PPG Industries, Inc.                          39,328
                     80   United States Steel Corp.                      4,100
                                                                    ----------
                                                                       339,131
                                                                    ----------
CAPITAL GOODS: 10.1%
                  1,504   Advanced Micro Devices, Inc. +                33,118
                     38   American Standard Companies,Inc. +             1,570
                    289   Caterpillar, Inc.                             28,180
                    601   Centex Corp.                                  35,808
                    292   Cummins, Inc.                                 24,467
                     91   Deere & Co.                                    6,770
                    570   Dell, Inc.                                    24,020
                    631   Eaton Corp.                                   45,659
                    322   General Dynamics Corp.                        33,681
                  4,100   Goodyear Tire & Rubber Co. +                  60,106
                    240   Hewlett-Packard Co.                            5,033
                     70   Intel Corp.                                    1,637
                     65   KB Home                                        6,786
                    259   L-3 Communication Holdings, Inc.              18,969
                  3,504   Lucent Technologies, Inc.                     13,175
                    194   Maytag Corp.                                   4,093
                  4,165   Micron Technology, Inc. +                     51,438
                  2,078   Motorola, Inc.                                35,742
                    994   National Semiconductor Corp.                  17,842
                    510   Northrop Grumman Corp.                        27,724
                    981   Nvidia Corp. +                                23,112
                    396   Parker Hannifin Corp.                         29,993
                     88   Pulte Homes, Inc.                              5,614
                    934   Sanmina-SCI Corp. +                            7,911
                    463   Solectron Corp. +                              2,468
                    192   Texas Instruments, Inc.                        4,727
                                                                    ----------
                                                                       549,643
                                                                    ----------
CONSUMER CYCLICAL: 1.4%
                  1,122   Ford Motor Co.                                16,426
                    926   Navistar International Corp. +                40,725
                    108   PACCAR, Inc.                                   8,692
                    273   Tyco International Ltd.                        9,757
                                                                    ----------
                                                                        75,600
                                                                    ----------
CONSUMER NON-CYCLICAL: 3.7%
                  3,448   Archer-Daniels Midland Co.                    76,925
                  3,018   Hercules, Inc. +                              44,817
                  1,886   Sara Lee Corp.                                45,528
                  1,044   SUPERVALU, Inc.                               36,039
                                                                    ----------
                                                                       203,309
                                                                    ----------
ENERGY: 3.5%
                  1,470   Baker Hughes, Inc.                            62,725
                    230   BJ Services Co.                               10,704
                    255   ChevronTexaco Corp.                           13,390
                    350   ConocoPhillips                                30,390
                    104   Kerr-McGee Corp.                               6,010
                    245   Sunoco, Inc.                                  20,019
                  1,113   Valero Energy Corp.                           50,530
                                                                    ----------
                                                                       193,768
                                                                    ----------
FINANCIAL: 6.5%
                  1,024   Ace Ltd.                                      43,776
                     50   Aetna, Inc.                                    6,237
                    289   American International Group, Inc.            18,979
                    606   Bank of America Corp.                         28,476
                    175   Citi Group, Inc.                               8,018
                    262   Countrywide Financial Corp.                    9,697
                  1,324   Federated Investors, Inc. (Class B)           40,250
                  1,000   First Horizon National Corp.                  43,110
                    229   Freescale Semiconductor(Class B) +             4,204
                    585   Humana, Inc.                                  17,369
                    460   National City Corp.                           17,273
                     71   PNC Financial Services Group, Inc.             4,078
                    392   Prudential Financial, Inc.                    21,544
                  1,550   U.S. Bancorp                                  48,546
                  1,076   Washington Mutual, Inc.                       45,493
                                                                    ----------
                                                                       357,050
                                                                    ----------
HEALTHCARE: 2.2%
                    645   AmerisourceBergen Corp.                       37,849
                    589   Cardinal Health, Inc.                         34,250
                     37   Forest Laboratories, Inc. +                    1,660
                     80   Johnson & Johnson                              5,074
                    517   McKesson Corp.                                16,265
                    615   Medco Health Solutions, Inc. +                25,584
                                                                    ----------
                                                                       120,682
                                                                    ----------
SERVICES: 12.1%
                    887   Affiliated Computer Services (Class A )+      53,388
                    375   Autonation, Inc. +                             7,204
                    473   AutoZone, Inc. +                              43,190
                    650   Convergys Corp. +                              9,743
                    848   Darden Restaurants, Inc.                      23,524
                    844   Deluxe Corp.                                  31,507
                  3,347   Disney (Walt) Co.                             93,047
                  2,000   Equifax, Inc.                                 56,200

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          DECEMBER 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------
              NO. OF SHARES/                                            VALUE
SECTOR       PRINCIPAL AMOUNT     SECURITIES (A)                       (NOTE 1)
--------------------------------------------------------------------------------

SERVICES: (CONTINUED)
                    864   Federated Department Stores, Inc.           $ 49,931
                    926   H & R Block, Inc.                             45,374
                    916   Hilton Hotels Corp.                           20,830
                    102   Home Depot, Inc.                               4,359
                    201   IMS Health, Inc.                               4,665
                    502   J.C. Penney Co.                               20,783
                    245   Intuit, Inc. +                                10,782
                    731   Kroger Co. +                                  12,822
                     87   Meredith Corp.                                 4,715
                    323   NCR Corp. +                                   22,361
                    738   Office Depot, Inc. +                          12,812
                  1,873   Parametric Technology Corp. +                 11,032
                    149   RadioShack Corp.                               4,899
                    352   Sears, Roebuck and Co.                        17,963
                    558   Sherwin-Williams Co.                          24,904
                    678   Simon Property Group, Inc.                    43,846
                    517   Sungard Data Systems, Inc. +                  14,647
                  1,694   Unisys Corp. +                                17,245
                                                                    ----------
                                                                       661,773
                                                                    ----------
TECHNOLOGY: 3.8%
                    315   Applera Corp.- Applied
                             Biosystems Group                            6,587
                  3,175   A T & T Corp.                                 60,515
                    498   Avaya, Inc. +                                  8,566
                    122   Bard (C.R.), Inc.                              7,806
                    388   Becton, Dickinson and Co.                     22,038
                    209   Danaher Corp.                                 11,999
                    552   Millipore Corp. +                             27,495
                    177   Nextel Communications, Inc.
                             (Class A)                                   5,310
                    573   Raytheon Co.                                  22,250
                    641   Tektronix, Inc.                               19,365
                    105   Waters Corp.                                   4,913
                    505   Xerox Corp. +                                  8,590
                                                                    ----------
                                                                       205,434
                                                                    ----------
TRANSPORTATION: 2.5%
                  1,225   Carnival Corp.                                70,597
                  1,837   Norfolk Southern Corp.                        66,481
                                                                    ----------
                                                                       137,078
                                                                    ----------
UTILITIES: 4.0%
                    804   Aes Corp. +                                   10,991
                    785   Allegheny Energy, Inc. +                      15,472
                  1,742   Allied Waste Industries, Inc. +               16,166
                  2,010   CenterPoint Energy, Inc.                      22,713
                    133   Cinergy Corp.                                  5,537
                  1,923   CMS Energy Corp. +                            20,095
                  1,374   Edison International                          44,009
                  1,257   Southern Co.                                  42,135
                    655   TXU Corp.                                     42,287
                                                                    ----------
                                                                       219,405
                                                                    ----------
TOTAL COMMON STOCKS: 56.0%
(Cost: $2,633,549)                                                   3,062,873
                                                                    ----------
CONVERTIBLE NOTES
CAPITAL GOODS: 5.4%
               $100,000   ADC Telecommunications, Inc.
                             FRN 3.065% 6/15/13 (144A)                 104,250
                 90,000   Alliant Techsystems, Inc. 3.00%
                             8/15/24 (144A)                            100,013
                 90,000   Sealed Air Corp. 3.00%
                             6/30/33 (144A)                             93,150
                                                                    ----------
                                                                       297,413
                                                                    ----------
ENERGY: 7.1%
                 80,000   Grey Wolf, Inc. 3.75%
                             5/07/23 (144A)                             82,700
                 90,000   Halliburton Co. 3.125%
                             7/15/23 (144A)                            111,150
                 90,000   Pride International, Inc.
                             3.25% 5/01/33 (144A)                       97,987
                 90,000   Schulmberger Ltd.-Series B 2.

                             125% 6/01/23 (144A)                        97,650
                                                                    ----------
                                                                       389,487
                                                                    ----------
FINANCIAL: 9.3%
                100,000   American Equity Investment Life
                             Holding Co. 5.25%
                             12/06/24 (144A)                           112,375
                 90,000   BankUnited Capital Trust 3.
                             125% 3/01/34 (144A)                        95,962
                 80,000   Leucadia National Corp. 3.75%
                             4/15/14 (144A)                             99,300
                100,000   Ohio Casualty Corp. 5.00%
                             3/19/22 (144A)                            107,125
                 80,000   Proassurance Corp. 3.90%
                             6/30/23 (144A)                             93,500
                                                                    ----------
                                                                       508,262
                                                                    ----------
HEALTHCARE: 1.7%
                100,000   Invitrogen Corp. 1.50% 2/15/24                94,250
                                                                    ----------

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          DECEMBER 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------
              NO. OF SHARES/                                            VALUE
SECTOR       PRINCIPAL AMOUNT     SECURITIES (A)                       (NOTE 1)
--------------------------------------------------------------------------------

SERVICES: 2.0%
               $100,000   Best Buy Company, Inc.
                             2.25% 1/15/22                           $ 108,875
                                                                    ----------
TECHNOLOGY: 2.1%
                100,000   Armor Holdings, Inc. 2.00%
                             11/01/24                                  114,125
                                                                    ----------
TRANSPORTATION: 1.8%
                100,000   OMI Corp. 2.875%
                             12/01/24 (144A)                            97,250
                                                                    ----------
TOTAL CONVERTIBLE NOTES: 29.4%
(Cost: $1,536,270)                                                   1,609,662
                                                                    ----------
PREFERRED STOCKS
FINANCIAL: 3.4%
                  1,500   Reinsurance Group of
                             America, Inc.
                             5.75% 12/15/50                             92,250
                  1,900   Sovereign Capital Trust
                             4.375% 3/01/34                             93,100
                                                                    ----------
TOTAL PREFERRED STOCKS: 3.4%
(Cost: $174,452)                                                       185,350
                                                                    ----------
TOTAL INVESTMENTS: 88.8%
(Cost: $4,344,271) (b)                                               4,857,885
OTHER ASSETS LESS LIABILITIES: 11.2%                                   610,777
                                                                    ----------
NET ASSETS: 100%                                                    $5,468,662
                                                                    ==========
SECURITIES SOLD SHORT
BASIC MATERIALS: (8.1)%
                  (395)   Air Products & Chemicals, Inc.               (22,898)
                  (863)   Alcoa, Inc.                                  (27,115)
                  (433)   Allegheny Technologies, Inc.                  (9,383)
                (1,098)   Avery Dennison Corp.                         (65,847)
                  (172)   Chiron Corp.                                  (5,733)
                  (758)   Crane Co.                                    (21,861)
                  (641)   Du Pont (E.I.) De Nemours and Co.            (31,441)
                (1,312)   Great Lakes Chemical Corp.                   (37,379)
                (1,563)   Monsanto Co.                                 (86,825)
                  (670)   Newmont Mining Corp.                         (29,755)
                  (627)   Nucor Corp.                                  (32,817)
                  (137)   Rohm and Haas Co.                             (6,060)
                (1,236)   Vulcan Materials Co.                         (67,498)
                                                                    ----------
                                                                      (444,612)
                                                                    ----------
CAPITAL GOODS: (11.0)%
               (18,980)   ADC Telecommunications, Inc. +               (50,866)
                  (800)   Alliant Techsystems, Inc. +                  (52,304)
                  (211)   American Power Conversion Corp.               (4,515)
                  (951)   Applied Micro Circuits Corp. +                (4,004)
                (1,192)   Boeing Co.                                   (61,710)
                  (752)   Broadcom Corp. (Class A)                     (24,275)
                (2,470)   Ciena Corp. +                                 (8,250)
                (1,066)   Comverse Technology, Inc. +                  (26,064)
                  (809)   Cooper Tire & Rubber Co.                     (17,434)
                  (904)   Corning, Inc. +                              (10,640)
                (1,277)   JDS Uniphase Corp. +                          (4,048)
                   (84)   Maxim Integrated Products, Inc.               (3,561)
                   (74)   Molex, Inc.                                   (2,220)
                (1,175)   Network Appliance, Inc. +                    (39,033)
                  (359)   Novellus Systems, Inc. +                     (10,013)
                (2,033)   Pall Corp.                                   (58,855)
                (2,569)   PMC-Sierra, Inc. +                           (28,901)
                (1,542)   Power-One, Inc.                              (13,755)
                (1,091)   Sealed Air Corp. +                           (58,118)
                  (215)   Textron, Inc.                                (15,867)
                  (673)   United Technologies Corp.                    (69,555)
                (2,853)   Visteon Corp.                                (27,874)
                  (347)   Xilinx, Inc.                                 (10,289)
                                                                    ----------
                                                                      (602,151)
                                                                    ----------
CONGLOMERATES: (0.8)%
                (1,226)   General Electric Co.                         (44,749)
                                                                    ----------
CONSUMER CYCLICAL: (2.2)%
                  (780)   Coach, Inc. +                                (43,992)
                (1,577)   General Motors Corp.                         (63,175)
                  (507)   Leggett & Platt, Inc.                        (14,414)
                                                                    ----------
                                                                      (121,581)
                                                                    ----------
CONSUMER NON-CYCLICAL: (3.0)%
                   (60)   Brown-Forman Corp. (Class B)                  (2,921)
                (1,699)   General Mills, Inc.                          (84,457)
                  (327)   Procter & Gamble Co.                         (18,011)
                   (21)   Reynolds American, Inc.                       (1,651)
                  (764)   Wrigley (Wm) Jr. Co.                         (52,861)
                                                                    ----------
                                                                      (159,901)
                                                                    ----------
ENERGY: (5.5)%
                (1,786)   Devon Energy Corp.                           (69,511)
                   (76)   EOG Resources, Inc.                           (5,423)
                (8,000)   Grey Wolf, Inc. +                            (42,160)
                (1,400)   Halliburton Co.                              (54,936)
                (1,500)   Pride International, Inc.                    (30,810)
                (1,260)   Rowan Companies, Inc. +                      (32,634)
                  (738)   Schlumberger Ltd.                            (49,409)
                  (402)   Transocean, Inc. +                           (17,041)
                                                                    ----------
                                                                      (301,924)
                                                                    ----------

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          DECEMBER 31, 2004 (CONTINUED)
--------------------------------------------------------------------------------
                 NO. OF                                                 VALUE
SECTOR           SHARES           SECURITIES (A)                       (NOTE 1)
--------------------------------------------------------------------------------

FINANCIAL: (12.6)%

                  (854)   Ambac Financial Group, Inc.                $ (70,139)
                (4,250)   American Equity Investment
                             Life Holding Co.                          (45,772)
                (1,300)   BankUnited Financial Corp.
                             (Class A)                                 (41,535)
                  (534)   Cincinnati Financial Corp.                   (23,635)
                (2,078)   E*Trade Financial Corp. +                    (31,066)
                  (222)   Federal National Mortgage Association        (15,809)
                  (939)   Fifth Third Bancorp                          (44,396)
                  (925)   Leucadia National Corp.                      (64,269)
                  (420)   Loews Corp.                                  (29,526)
                  (219)   M & T Bank Corp.                             (23,617)
                  (589)   Marsh & Mclennan Co.                         (19,378)
                (1,392)   Northern Trust Corp.                         (67,623)
                (1,750)   Ohio Casualty Corp. +                        (40,617)
                (1,100)   Proassurance Corp. +                         (43,021)
                  (140)   Progressive Corp.                            (11,878)
                  (900)   Reinsurance Group of America, Inc.           (43,605)
                (1,801)   Schwab (Charles) Corp.                       (21,540)
                   (33)   SLM Corp.                                     (1,762)
                (1,000)   Sovereign Bancorp, Inc.                      (22,550)
                  (355)   Zions Bancorporation                         (24,151)
                                                                    ----------
                                                                      (685,889)
                                                                    ----------
HEALTHCARE: (4.6)%
                  (187)   Amgen, Inc. +                                (11,996)
                  (631)   Biogen Idec, Inc. +                          (42,031)
                  (984)   Caremark Rx, Inc. +                          (38,799)
                (1,406)   Ecolab, Inc.                                 (49,393)
                  (221)   Express Scripts, Inc.                        (16,893)
                  (600)   Invitrogen Corp.                             (40,278)
                (1,376)   MedImmune, Inc.                              (37,303)
                (1,446)   Tenet Healthcare Corp. +                     (15,877)
                                                                    ----------
                                                                      (252,570)
                                                                    ----------
SERVICES: (12.4)%
                  (713)   Best Buy Company, Inc.                       (42,366)
                  (783)   Cintas Corp.                                 (34,342)
                  (117)   Circuit City Stores, Inc.                     (1,830)
                  (163)   Computer Associates International, Inc.       (5,063)
                   (58)   Costco Wholesale Corp.                        (2,808)
                  (859)   Dillards, Inc. (Class A)                     (23,081)
                  (286)   Dow Jones & Co, Inc.                         (12,315)
                  (190)   Ebay, Inc. +                                 (22,093)
                (1,273)   Equity Residential                           (46,057)
                  (296)   Interpublic Group of Companies, Inc. +        (3,966)
                  (236)   Knight-Ridder, Inc.                          (15,798)
                  (323)   Kohl's Corp. +                               (15,882)
                (1,002)   Mercury Interactive Corp. +                  (45,641)
                  (505)   Monster Worldwide, Inc. +                    (16,988)
                  (404)   Moody's Corp.                                (35,087)
                  (610)   New York Times Co. (Class A)                 (24,888)
                (1,641)   Novell, Inc. +                               (11,077)
                  (532)   Paychex, Inc.                                (18,131)
                  (551)   Siebel Systems, Inc. +                        (5,785)
                (1,420)   Staples, Inc.                                (47,868)
                (1,057)   Starbucks Corp. +                            (65,915)
                (2,480)   Sun Microsystems, Inc. +                     (13,342)
                  (679)   Tiffany & Co.                                (21,708)
                  (225)   Tribune Co.                                   (9,481)
                  (454)   United Parcel Service, Inc. (Class B)        (38,799)
                  (111)   VERITAS Software Corp. +                      (3,169)
                (2,139)   Viacom, Inc. (Class B)                       (77,838)
                  (449)   Walgreen Co.                                 (17,228)
                                                                    ----------
                                                                      (678,546)
                                                                    ----------
TECHNOLOGY: (3.1)%
                  (115)   Allergan, Inc.                                (9,323)
                (1,200)   Armor Holdings, Inc. +                       (56,424)
                (1,126)   Centurytel, Inc.                             (39,939)
                   (22)   Guidant Corp.                                 (1,586)
                  (499)   International Game Technology                (17,156)
                  (527)   KLA - Tencor Corp. +                         (24,548)
                   (44)   Medtronic, Inc. +                             (2,185)
                  (570)   Teradyne, Inc. +                              (9,730)
                  (327)   Univision Communications, Inc.
                             (Class A) +                                (9,571)
                                                                    ----------
                                                                      (170,462)
                                                                    ----------
TRANSPORTATION: (1.3)%
                  (277)   Fedex Corp.                                  (27,282)
                (2,100)   OMI Corp.                                    (35,385)
                   (98)   Union Pacific Corp.                           (6,591)
                                                                    ----------
                                                                       (69,258)
                                                                    ----------
UTILITIES: (4.7)%
                (1,129)   Ameren Corp.                                 (56,608)
                  (256)   Dominion Resources, Inc.                     (17,341)
                  (169)   El Paso Corp.                                 (1,758)
                  (347)   Firstenergy Corp.                            (13,710)
                (1,211)   FPL Group, Inc.                              (90,522)
                (1,065)   Kinder Morgan, Inc.                          (77,883)
                                                                    ----------
                                                                      (257,822)
                                                                    ----------
TOTAL SECURITIES SOLD SHORT: (69.3)%
(Proceeds: $3,397,700)                                             $(3,789,465)
                                                                   ===========

(a) Unless otherwise indicated, securities owned are shares of common stock.

(b) Securities segregated for Securities Sold Short with a market value of $4,857,885.

+ Non-Income Producing

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments at value (cost: $4,344,271) (Note 1) .................  $ 4,857,885
Cash .............................................................    1,541,180
Receivables:
   Securities sold short .........................................    3,397,700
   Capital shares sold ...........................................       41,232
   Dividends and interest ........................................       15,970
Prepaid expense ..................................................        2,763
                                                                    -----------
   Total assets ..................................................    9,856,730
                                                                    ===========
LIABILITIES:
Payables:
   Securities sold short (proceeds $3,397,700) ...................    3,789,465
   Dividends payable on securities sold short ....................      560,576
   Capital shares redeemed .......................................           19
   Accounts payable ..............................................       38,008
                                                                    -----------
Total liabilities ................................................    4,388,068
                                                                    -----------
Net assets .......................................................  $ 5,468,662
                                                                    ===========
Shares outstanding ...............................................      555,949
                                                                    ===========
Net asset value, redemption price and offering price per share ...  $      9.84
                                                                    ===========
Net assets consist of:
   Aggregate paid in capital .....................................    5,417,322
   Unrealized appreciation of investments ........................      121,849
   Undistributed net investment loss .............................          (72)
   Accumulated realized loss .....................................      (70,437)
                                                                    -----------
                                                                    $ 5,468,662
                                                                    ===========

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004

INCOME: (Note 1)

Dividends ..............................................              $  66,694
Interest ...............................................                 43,447
                                                                      ---------
                                                                        110,141
                                                                      ---------

EXPENSES:

Management (Note 2) ....................................  $ 136,888
Dividends on securities sold short .....................     52,394
Professional ...........................................     33,276
Reports to shareholders ................................     21,164
Transfer agency ........................................     12,045
Custodian ..............................................     12,043
Trustees' fees and expenses ............................      1,368
Other ..................................................      4,616
                                                          ---------
Total expenses .........................................    273,794
Expenses assumed by Adviser (Note 2) ...................    (84,512)
                                                          ---------

Net expense ............................................                189,282
                                                                      ---------
Net investment loss ....................................                (79,141)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 3):

Realized gain from security transactions ...............                459,258
Realized loss from short sales .........................               (515,670)
Change in unrealized appreciation of investments .......                112,950
                                                                      ---------

Net realized and unrealized loss on investments ........                 56,538
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...              $ (22,603)
                                                                      =========


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                    MAY 1, 2003+
                                                       YEAR ENDED        TO
                                                      DECEMBER 31,  DECEMBER 31,
                                                          2004          2003
                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment loss ............................... $   (79,141)  $   (15,114)
  Realized gain (loss) from security transactions ...     459,258       158,403
  Realized loss from short sales ....................    (515,670)      (79,693)
  Change in unrealized appreciation of investments ..     112,950         8,899
                                                      -----------   -----------
Net increase (decrease) in net assets resulting
  from operations ...................................     (22,603)       72,495
                                                      -----------   -----------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net realized gains ................................     (80,072)           --
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS*:
  Proceeds from sales of shares .....................   1,464,840     8,084,221
  Reinvestment of distributions .....................      80,072            --
  Cost of shares reacquired .........................  (1,895,741)   (2,234,550)
                                                      -----------   -----------
Net increase (decrease) in net assets resulting
  from capital transactions .........................    (350,829)    5,849,671
                                                      -----------   -----------
Total increase (decrease) in net assets .............    (453,504)    5,922,166

NET ASSETS:
  Beginning of Year .................................   5,922,166            --
                                                      -----------   -----------
  End of Year (including undistributed net
    investment loss of $72 and $129 respectively) ... $ 5,468,662   $ 5,922,166
                                                      ===========   ===========
*SHARES OF BENEFICIAL INTEREST ISSUED AND
  REDEEMED (UNLIMITED NUMBER OF $.001 PAR
  VALUE SHARES AUTHORIZED)
  Shares sold .......................................     149,033       816,469
  Reinvestment of distributions .....................       8,154            --
  Shares reacquired .................................    (192,236)     (225,471)
                                                      -----------   -----------
  Net increase (decrease) ...........................     (35,049)      590,998
                                                      ===========   ===========


----------
+  Inception date.

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------


STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED
                                                               DECEMBER 31, 2004
                                                               -----------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net Investments loss ...........................................  $   (79,141)
Adjustments to reconcile net investment loss to
  net cash provided by operating activities:
  Decrease in investments at value .............................      286,052
  Increase in receivable for securities sold short .............     (166,812)
  Decrease in securities sold ..................................       23,833
  Increase in capital shares sold ..............................      (41,232)
  Increase in dividends and interest receivable ................       (2,258)
  Decrease in due from adviser .................................       25,894
  Increase in prepaid expense ..................................         (703)
  Increase in securities sold short ............................      277,512
  Decrease in securities purchased .............................       (1,591)
  Decrease in capital shares redeemed ..........................          (30)
  Decrease in dividends payable on securities sold short .......      (97,241)
  Increase in accounts payable .................................       21,044
  Unrealized appreciation of investments .......................      112,950
Net realized gain from investments .............................      (56,412)
                                                                  -----------
Net cash provided by operating activities ......................      301,865
                                                                  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares ..................................    1,464,840
Cost of shares reacquired ......................................   (1,895,741)
                                                                  -----------
Net cash provided by financing activities ......................     (430,901)
                                                                  -----------

Net decrease in cash ...........................................     (129,036)
Cash, beginning of year ........................................    1,113,356
                                                                  -----------
Cash, end of year ..............................................  $   984,320
                                                                  ===========
Supplemental disclosure of cash flow information:
      Short sale dividends paid during year ....................  $    55,312
                                                                  ===========

      Reinvested dividends .....................................  $    80,072
                                                                  ===========


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                        YEAR          MAY 1,
                                                       ENDED        2003(A) TO
                                                    DECEMBER 31,   DECEMBER 31,
                                                        2004          2003
                                                      -------      -----------

Net Asset Value, Beginning of Period ...............  $ 10.02        $ 10.00
                                                      -------        -------
Income From Investment Operations:
  Net Investment Loss ..............................    (0.14)         (0.03)
  Net Realized and Unrealized
    Gain on Investments ............................     0.11           0.05
                                                      -------        -------
Total From Investment Operations ...................    (0.03)          0.02
                                                      -------        -------
Less Dividends:
  Distributions from Realized Capital Gains ........    (0.15)            --
                                                      -------        -------
Total Dividends ....................................    (0.15)            --
                                                      -------        -------
Net Asset Value, End of Period .....................  $  9.84        $ 10.02
                                                      =======        =======
Total Return (b) ...................................    (0.30)%         0.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000) ....................  $ 5,469        $ 5,922
Ratio of Gross Expenses to Average Net Assets ......     5.00%          7.06%(d)
Ratio of Net Expenses to Average Net Assets (e) ....     2.50%          2.23%(d)
Ratio of Net Investment Income to Average
  Net Assets (c) ...................................    (1.45)%       (0.57)%(d)
Portfolio Turnover Rate ............................      126%            63%


----------
(a)  Commencement of operations.

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c) Net effect of expenses reimbursement by Adviser to average net assets was 1.50% and 3.97%, respectively.

(d)  Annualized

(e)  Net of short sale dividend expense.

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES -- Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Absolute Return Fund (the "Fund"), a non-diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported as of the close of each business day. As of June 23, 2003, the portfolio began pricing securities traded on the NASDAQ stock market including short sales using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

B. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.  DIVIDEND  AND   DISTRIBUTIONS  --  Dividend  income  and   distributions  to
shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with U.S. generally accepted accounting principles.

D. SECURITIES SOLD SHORT -- A short sale involves selling a security, which the Fund does not own. The proceeds received for the short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on ex-dividend date. Securities sold short at December 31, 2004 are reflected in the Schedule of Portfolio Investments. Short-selling obligates the fund to replace the security borrowed by purchasing the security at current market value. Until the Fund replaces the borrowed security, the Fund maintains a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short positions.

OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated based on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

NOTE 2 -- MANAGEMENT AGREEMENT -- Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume expenses exceeding 2.50% of average daily net assets except interest, taxes, dividends on securites sold short, brokerage commission and extraordinary expenses for the period January 1, 2004 through April 30, 2005. For the year ended December 31, 2004, the Adviser assumed expenses in the amount of $84,512.

Certain of the officers of the trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation, the Distributor.

As of December 31, 2004, the Fund had two sub-advisers, Analytic Investors Inc. and Coda Capital Management LLC. The Adviser directly paid sub-advisory fees to Analytic Investors Inc. at a rate 1.00% of the portion of the average daily net assets of the Fund managed by Analytic and Coda Capital Management at a rate of 0.75% of the portion of the average daily net assets managed of the Fund managed by Coda.

NOTE 3 --  INVESTMENTS  --  Purchases  and sales of  securities  other than U.S.
government securities and short-term obligations ag-gregated $10,717,679 and $10,865,267, respectively, for the year ended December 31, 2004. Proceeds of short sales and purchases of short sale covers aggregated $6,875,698 and $6,708,885, respectively, for the year ended December 31, 2004.

NOTE 4 -- CONCENTRATION OF RISK -- As of December 31, 2004 Van Eck Securities Corp. owned 29% of the outstanding shares of beneficial interest of the Fund. Additionally, the aggregate shareholder accounts of four insurance companies own approximately 71% of the outstanding shares of the beneficial interest of the Fund.

NOTE 5 -- INCOME TAXES -- For federal income tax purposes, the identified cost of investments owned at December 31, 2004 was $4,368,953. As of December 31, 2004, net unrealized

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

appreciation for federal income tax purposes aggregated $488,932 of which $525,705 related to appreciated securities and $36,773 related to depreciated securities.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows: accumulated capital and other losses $45,755 and unrealized appreciation of $97,167.

The tax character of distributions paid to shareholders during the years ended December 31, 2004 and December 31, 2003, respectively were as follows: ordinary income $80,072 and $0.

At December 31, 2004, the Fund had a capital loss carryforward of $32,870 available, expiring December 31, 2012.

During the year ended December 31, 2004, as a result of permanent book to tax differences, the Fund decreased net investment loss by $79,198, decreased accumulated realized loss by $2,322 and decreased aggregate paid in capital $81,520. Net assets were not affected by this reclassification. These differences are primarily due to net operating loss.

NOTE 6 -- TRUSTEE DEFERRED COMPENSATION PLAN -- The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of December 31, 2004, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $122.

NOTE 7 -- REPURCHASE AGREEMENT -- Collateral for repurchase agreements, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligations, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

NOTE 8 -- REGULATORY MATTERS -- In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") have requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations. If it is determined that the Adviser or its affiliates engaged in improper or wrongful activity that caused a loss to a Fund, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined.

In July 2004, the Adviser received a "Wells Notice" from the SEC in connection with the SEC's investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers.

There cannot be any assurance that if the SEC or NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Worldwide Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of Worldwide Absolute Return Fund (one of the funds comprising Van Eck Worldwide Insurance Trust) (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, the related statement of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Worldwide Absolute Return Fund at December 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                             /s/ ERNST & YOUNG LLP

New York, New York
February 10, 2005

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES/OFFICERS (UNAUDITED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,                                                                 NUMBER OF
POSITION(S) HELD WITH            PRINCIPAL                                     PORTFOLIOS IN
FUND AND LENGTH OF               OCCUPATION(S)                                 FUND COMPLEX(3)      OTHER DIRECTORSHIPS
SERVICE AS A VAN ECK             DURING PAST                                   OVERSEEN             HELD OUTSIDE THE
TRUSTEE(2):                      FIVE YEARS:                                   BY TRUSTEE           FUND COMPLEX:
---------------------            --------------                                --------------       -------------------

INTERESTED TRUSTEES:
--------------------

Jan F. van Eck(4)                Director, Van Eck Associates                          9            None
(9/26/63)[dagger]*               Corporation; President and Director,
Trustee since 1998               Van Eck Securities Corporation and
                                 other affiliated companies; President
                                 and Director, Van Eck Capital, Inc.;
                                 President and Director, Van Eck
                                 Absolute Return Advisers Corporation,
                                 Director, Greylock Capital Associates LLC

INDEPENDENT TRUSTEES:

Richard C. Cowell                Private investor                                      9            Director, West Indies &
(6/13/27)P. ++                                                                                      Caribbean Development Ltd.
Trustee since 1985

David J. Olderman                Private investor                                      9            None
(8/19/35)P. ++
Trustee since 1994

Ralph F. Peters                  Private investor                                      9            None
(3/21/29)P. ++
Trustee since 1987

R. Alastair Short                Managing Director, The                                9            Director, Techbanc, Inc.
(8/08/53)P. ++                   GlenRockGroup, LLC, May 2004
Trustee since 2004               to present; Director, Techbanc,
                                 Inc., President, Apex Capital
                                 Corporation (January 1999-May 2004);
                                 President, Matrix Global Investments
                                 (July 1997-January 1999)


Richard D. Stamberger            President and CEO, SmartBrief.com                     9            Partner and Co-founder, Quest
(5/29/59)P. ++                                                                                      Partners, LLC; Executive Vice
                                                                                                    President, Chief Operating
                                                                                                    Officer and Director of NuCable
                                                                                                    Resources Corporation



                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES/OFFICERS (UNAUDITED) (CONTINUED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,
POSITION(S) HELD WITH            PRINCIPAL
FUND AND LENGTH OF               OCCUPATION(S)
SERVICE AS A VAN ECK             DURING PAST
TRUSTEE(2):                      FIVE YEARS:
---------------------            --------------

OFFICERS:
---------

Alex W. Bogaenko                 Controller, Van Eck Funds;
(4/13/63)                        Director of Portfolio Administration,
Controller since 1997            Van Eck Associates Corporation and
                                 Van Eck Securities Corporation;
                                 Officer of two other investment companies advised by the Adviser

Charles T. Cameron               President, Worldwide Bond Fund;
(3/30/62)                        Director of Trading, Van Eck Associates
Vice President since 1996        Corporation; Co-Portfolio Manager, Worldwide
                                 Bond Fund Series; Officer of another investment company advised by the Adviser

Keith J. Carlson                 Managing Director, Van Eck Securities
(5/15/56)                        Corporation since February 2004;
Chief Executive Officer          Private investor, June 2003-January 2004;
and President since 2004         Independent consultant, Waddell & Reed, Inc.,
                                 April 2002-May 2003; Senior Vice President,
                                 Waddell & Reed, Inc., December 2002-March 2003;
                                 President, Chief Executive Officer and
                                 Director, Ivy Mackenzie Distributors, Inc.,
                                 June 1993-December 2002; Chairman, Director and
                                 President, Ivy Mackenzie Services Corporation,
                                 June 1993-December 2002; Chairman, Director and
                                 Senior Vice President, Ivy Management, Inc.,
                                 January 1992-December 2002; President, Chief
                                 Executive Officer, Director, Executive Vice
                                 President and Senior Vice President, Mackenzie
                                 Investment Management, Inc., April 1985-
                                 December 2002; Officer of two other investment companies advised by the Adviser

Susan C. Lashley                 Vice President, Van Eck Associates Corporation;
(1/21/55)                        Vice President, Mutual Fund Operations,
Vice President since 1988        Van Eck Securities Corporation; Officer of
                                 another investment company advised by
                                 the Adviser

                     VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES/OFFICERS (UNAUDITED) (CONTINUED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,
POSITION(S) HELD WITH            PRINCIPAL
FUND AND LENGTH OF               OCCUPATION(S)
SERVICE AS A VAN ECK             DURING PAST
TRUSTEE(2):                      FIVE YEARS:
---------------------            --------------

OFFICERS:
---------

Patricia A. Maxey                Van Eck Associates Corporation since
(7/10/67)                        February 2004. Associate, Kirkpatrick &
Vice President, Secretary        Lockhart LLP (2001-February 2004);
and Chief Compliance             Associate General Counsel,
Officer since 2004               Legg Mason Wood Walker, Inc.,
                                 (1999-2000); Officer of two other
                                 investment companies advised
                                 by the Adviser


Bruce J. Smith                   Senior Vice President and Chief
(3/15/55)                        Financial Officer, Van Eck Associates
Vice President and Treasurer     Corporation, Van Eck Securities Corporation
since 1985                       and other affiliated companies;
                                 Officer of two other investment companies advised by the Adviser


Derek S. van Eck(4)              President of Worldwide Hard Assets Fund series
(9/16/64)[dagger]+               and the Worldwide Real Estate Fund series of
Executive Vice President         Van Eck Worldwide since 2004 Insurance Trust
                                 and the Global Hard Assets Fund series of Van
                                 Eck Funds; Executive Vice President, Director,
                                 Global Investments; President and Director of
                                 Van Eck Associates Corporation; Executive Vice
                                 President and Director of Van Eck Securities
                                 Corporation and other affiliated companies;
                                 Director, Greylock Capital Associates LLC;
                                 Officer of two other investment companies advised by the Adviser

----------

(1) The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

(2) Each Trustee serves for an indefinite term, until his resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all independent trustees, which provides that independent trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75. With respect to the Trustees currently serving, the mandatory retirement policy shall not apply until after December 31, 2007. Officers are elected yearly by the Trustees.

(3)      The Fund Complex consists of the Trust, Van Eck Funds and Van Eck
         Funds, Inc.

(4) Messrs. Jan F. van Eck and Derek S. van Eck are brothers and each is the son of John C. van Eck, who retired from the Board as of December 31, 2003.

[dagger] An "interested person" as defined in the 1940 Act. Messrs. Jan F. van
         Eck and Derek S. van Eck are interested persons as they own shares and are on the Board of Trustees/Officers of the investment adviser.

*        Member of Executive Committee.

++       Member of the Governance Committee.

P.       Member of Audit Committee.

+        Mr. Derek S. van Eck resigned from the Board of Trustees as of June 1,
         2004.

                                [LOGOS OMITTED]

Investment Adviser:  Van Eck Associates Corporation
       Distributor:  Van Eck Securities Corporation
                     99 Park Avenue, New York, NY 10016    www.vaneck.com

This report must be preceded or accompanied by a Van Eck Worldwide Insurance Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

Additional information about the Fund's Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending December 31 is available, without charge, by calling 1.800.826.2333, or by visiting WWW.VANECK.COM, or on the Commission's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available on the Commission's website at HTTP://WWW.SEC.GOV and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The Fund's complete schedule of portfolio holdings is also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS

a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

b)   Not applicable.

c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

e)   Not applicable.

f)   The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Trustees has determined that David Olderman, a member of the Audit and Governance Committees, is an "audit committee financial expert" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)   Audit Fees

     Ernst & Young, as principal accountant for the Worldwide Insurance Trust, billed audit fees of $148,627 for 2004 and $130,558 for 2003.

b)   Audit-Related Fees

     Ernst & Young billed audit-related fees of $20,249 for 2004 and $36,575 for 2003.

c)   Tax Fees

     Ernst & Young billed tax fees of $17,000 for 2004 and $8,160 for 2003.

d)   All Other Fees

     None.

e) The Audit Committee pre-approves all audit and non-audit services to be provided to the Fund by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

f)   Not applicable.

g) Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

h)   Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not  applicable.

Item 6.   SCHEDULE OF INVESTMENTS

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     None.

Item 11. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  March 7, 2005
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date  March 7, 2005
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                         ------------------------

Date  March 7, 2005
     ---------------